Equity (Share-based Payments to Employees, Non-marketable Options, Movement) (Details) - Non-marketable options [Member] Pure in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance as at start of year	18	20
Granted during the year	19	6
Expired during the year	(3)	(6)
Forfeited during the year	(3)	(1)
Exercised during the year	(1)	(1)
Balance as at end of year	30	18